Income/(loss) per share	12 Months Ended
Dec. 31, 2025
Income/(loss) per share
Income/(loss) per share

13.Income/(loss) per share

Basic income/(loss) per share is calculated by dividing the income/(loss) for the year attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the year.

Diluted income/(loss) per share is calculated by dividing the income/(loss) attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The reported basic and diluted income/(loss) per share were as follows:

The reported basic and diluted income/(loss) per share were as follows:
	2025	2024	2023
	$	$	$
Income/(loss) per share from continuing operations
Basic	1.80	(4.45)	(5.75)
Diluted	1.77	(4.45)	(5.75)

Loss per share from discontinued operations
Basic	(1.38)	(0.45)	(0.18)
Diluted	(1.38)	(0.45)	(0.18)

Income/(loss) per share
Basic	0.43	(4.90)	(5.93)
Diluted	0.42	(4.90)	(5.93)

The following tables set out the data used in the basic and diluted income/(loss) per share calculations:

	2025	2024	2023
	$’m	$’m	$’m

Income/(loss) from continuing operations
Income/(loss) for the year	604.4	(1,480.0)	(1,916.9)
Exclude: loss for the year attributable to non-controlling interests	—	(1.1)	(0.4)
Income/(loss) for the year attributable to owners of the Company	604.4	(1,481.1)	(1,917.3)

Income/(loss) from discontinued operations
Income/(loss) for the year	(477.6)	(164.2)	(71.3)
Exclude: loss for the year attributable to non-controlling interests	16.8	13.3	11.1
Income/(loss) for the year attributable to owners of the Company	(460.8)	(150.9)	(60.2)

Income/(loss) for the year	126.8	(1,644.2)	(1,988.2)
Exclude: loss for the year attributable to non-controlling interests	16.8	12.2	11.6
Income/(loss) for the year attributable to owners of the Company	143.6	(1,632.0)	(1,976.6)

	2025	2024	2023
	number	number	number
	(’000)	(’000)	(’000)

Weighted average number of ordinary shares outstanding	335,046	333,063	333,176
Weighted average number of potential ordinary shares	6,591	2,060	1,980

Potential ordinary shares relate to options granted under the Group’s share-based compensation schemes (note 28.1). Under IAS 33 Earnings per Share (“IAS 33”), potential ordinary shares are treated as dilutive when, and only when, their conversion into ordinary shares would decrease income per share or increase loss per share. For the years ending presented December 31, 2024 and December 31, 2023 the Group reported a loss for the year and accordingly there were no potentially dilutive shares.